RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 7 — RELATED PARTY TRANSACTIONS

Borrowings:  From time to time, the Company receives short-term, non-interest bearing loans from Tandon Enterprises, Inc. for the purpose of funding temporary working capital needs. For the nine months ended September 30, 2016, the Company borrowed $24,000, net of repayments. The $346,100 owed to Tandon Enterprises at June 30, 2016 was converted into 76,911 shares of common stock and warrants at the effective date of the Offering.

In September 2015 David Clarke, the Company’s Chairman of the Board and a significant stockholder of the Company, loaned the Company $100,000 further to a promissory note bearing interest at 5% per annum, principal and unpaid interest payable on demand. In addition, Mr. Clarke incurred expenses on behalf of the Company totaling approximately $50,000. Concurrent with the closing of the Offering, the loan and liability related to the expenses were converted into 33,333 shares of common stock and 33,333 warrants at the public offering price of $4.50.

NOTE 7 — RELATED PARTY TRANSACTIONS

Office and Warehouse Usage:  In 2014, the Company occupied a portion of office and warehouse space from SDJ Partners, LLC, a limited liability company owned by Sirjang Tandon, Devinder Tandon, and Jawahar Tandon. Jawahar Tandon and Devinder Tandon are founders and Directors of SDJ Technologies, Inc., Jawahar Tandon is a current Director of and Devinder Tandon is a former Director of Monster Digital, Inc. and Jawahar Tandon serves as Chief Executive Officer of both entities. The Company leased the facilities on a month-to-month basis. Rent expense for the year ended December 31, 2014 was approximately $54,000. In 2015, the Company relocated to a facility that is leased from an unrelated party and therefore discontinued its leasing arrangement with SDJ Partners, LLC.

Administrative Support:  Tandon Enterprises, Inc., a related party, provided administrative, accounting, and operational support to the Company in 2014. The Company reimbursed Tandon Enterprises, Inc. based on the actual costs incurred. The fees for the years ended December 31, 2014 and 2015 totaled $172,000 and $0, respectively. There were no unpaid administrative support fees at December 31, 2015.

Marketing Services:  Pursuant to an arrangement with the Company, 4PAC, LLC, an entity owned by Tayel Tandon, the wife of Vivek Tandon, the Company’s Executive Vice President, Operations and its former President and Chief Operating Officer, has provided marketing services to the Company commencing February 2015 at the rate of $5,000 per month, plus expenses. For the year ended December 31, 2015, the Company paid 4PAC, LLC an aggregate of $57,790. Subsequent to December 31, 2015, the Company discontinued the arrangement with 4PAC, LLC.

Borrowings:  From time to time, the Company receives short-term, non-interest bearing loans from Tandon Enterprises, Inc. for the purpose of funding temporary working capital needs. For the year ended December 31, 2014, the Company borrowed $151,000, net of repayments, and repaid net $151,000 during the year ended December 31, 2015.

Employment Agreement:  The Company has an Executive Employment Agreement with Jawahar Tandon (“Executive”) to serve as the Company’s Chief Executive Officer. The agreement expired May 30, 2015 and was renewed automatically for an additional (1) year effective June 1, 2015 and shall be renewed each anniversary date thereafter. The agreement can be terminated by either party with 60 days’ notice prior to May 30, 2015 or any subsequent period thereafter. The Company shall pay the Executive a base annual salary of $250,000, which may be increased at the discretion of the Company. The Executive will be entitled to an annual bonus of up to 30% of the base salary, and is allotted a monthly automobile and country club membership allowance totaling $3,500. Additionally, the Company is to pay 100% of the Executive’s healthcare and medical premiums. At December 31, 2014 and 2015, there were no unpaid expenses under this agreement. Effective December 23, 2015, Mr. Tandon resigned as Chief Executive Officer and is subsequently not paid a salary by the Company.

In September 2015, David Clarke, the Company’s Chairman of the Board and a significant stockholder of the Company, loaned the Company $100,000 further to a promissory note bearing interest at 5% per annum, principal and unpaid interest payable on demand.

Due to (from) related parties consists of the following at December 31, 2014 and 2015:

	December 31, 2014	December 31, 2015
Tandon Enterprises, Inc.	$632,000	$322,000
SDJ Partners LLC	88,000	88,000
Shareholders/Officers	(218,000)	100,000
Total	$502,000	$510,000